Statement of Additional Information Supplement
November 23, 2011

For the following funds with statements of additional information dated December 1, 2010 – October 1, 2011:

AMCAP Fund®	EuroPacific Growth Fund®
American Balanced Fund®	Fundamental InvestorsSM
American Funds Global Balanced FundSM	The Income Fund of America®
American Funds Money Market Fund®	International Growth and Income FundSM
American Funds Short-Term Tax-Exempt Bond FundSM	The Investment Company of America®
American Funds Target Date Retirement Series®	Limited Term Tax-Exempt Bond Fund of AmericaSM
American Funds Tax-Exempt Fund of New YorkSM	The New Economy Fund®
American High-Income Municipal Bond Fund®	New Perspective Fund,® Inc.
American High-Income TrustSM	New World Fund,® Inc.
American Mutual Fund®	SMALLCAP World Fund,® Inc.
The Bond Fund of AmericaSM	The Tax-Exempt Fund of Maryland®
Capital Income Builder®	The Tax-Exempt Fund of Virginia®
Capital World Bond Fund®	Washington Mutual Investors FundSM
Capital World Growth and Income Fund,SM Inc.

1.      Applicable to the funds listed above, except American Funds Money Market Fund:  The first sentence of the seventh paragraph in the “Price of shares” section of the statement of additional information is deleted and replaced with the following sentence:

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.

2.      Applicable to American Funds Money Market Fund only:  The first sentence of the eighth paragraph in the “Price of shares” section of the statement of additional information is deleted and replaced with the following sentence:

Other securities with more than 60 days left to maturity are generally valued at prices obtained from one or more independent pricing vendors.

3.      Applicable to all funds listed above except American Funds Money Market Fund and American Funds Target Date Retirement Series:  The following sentence is added to the “Taxes and distributions” section of the statement of additional information:

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Keep this Supplement with your statement of additional information.